LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE [Abstract]
Basic and Diluted Net Loss per Share
Below are basic and diluted net loss per share for the periods indicated:

	Year Ended December 31, 2018	Period from February 1, 2017 to December 31, 2017

Net loss for basic and diluted loss per common shares (in thousands)	(7,244)	(10,174)

Shares:
Weighted-average common shares outstanding – basic and diluted	25,484,386	17,227,682

Net loss per common share - basic and diluted	$(0.28)	$(0.59)